Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2013
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

Note I.

Intangible Assets Including Goodwill

Intangible Assets

The following table details the company’s intangible asset balances by major asset class.

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2013:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,494	$(699)	$794
Client relationships	2,148	(977)	1,171
Completed technology	2,910	(1,224)	1,687
In-process R&D	13	—	13
Patents/trademarks	358	(154)	204
Other*	7	(5)	2
Total	$6,930	$(3,059)	$3,871

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2012:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,527	$(665)	$861
Client relationships	2,103	(961)	1,142
Completed technology	2,709	(1,112)	1,597
In-process R&D	28	—	28
Patents/trademarks	281	(127)	154
Other*	31	(27)	3
Total	$6,679	$(2,892)	$3,787

*     Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets increased $84 million during the year ended December 31, 2013, primarily due to intangible asset additions resulting from acquisitions, offset by amortization. There was no impairment of intangible assets recorded in 2013 and 2012.

Total amortization was $1,351 million and $1,284 million for the years ended December 31, 2013 and 2012, respectively. The aggregate amortization expense for acquired intangible assets (excluding capitalized software) was $767 million and $709 million for the years ended December 31, 2013 and 2012, respectively. In addition, in 2013 the company retired $1,177 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2013:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2014	$484	$784	$1,267
2015	247	637	884
2016	64	595	660
2017	—	477	477
2018	—	322	322

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2013 and 2012, are as follows:

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2013	Additions	Adjustments	Divestitures	Adjustments	2013
Global Business Services	$4,357	$—	$(0)	$(3)	$(21)	$4,334
Global Technology Services	2,916	1,246	17	—	(50)	4,129
Software	20,405	987	11	(4)	(279)	21,121
Systems and Technology	1,568	13	33	—	(14)	1,601
Total	$29,247	$2,246	$61	$(7)	$(363)	$31,184

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2012	Additions	Adjustments	Divestitures	Adjustments	2012
Global Business Services	$4,313	$5	$(0)	$(2)	$42	$4,357
Global Technology Services	2,646	264	—	(0)	6	2,916
Software	18,121	2,182	(30)	(6)	137	20,405
Systems and Technology	1,133	443	(0)	(14)	6	1,568
Total	$26,213	$2,894	$(30)	$(22)	$192	$29,247

Purchase price adjustments recorded in 2013 and 2012 were related to acquisitions that were completed on or prior to December 31, 2012 or December 31, 2011, respectively, and were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. There were no goodwill impairment losses recorded in 2013 or 2012 and the company has no accumulated goodwill impairment losses.